SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 316,435	$ 323,969
Right-of-use assets	3,000	2,600
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	5,600	5,400
Property, plant and equipment [member] | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	1,300	1,100
Property, plant and equipment [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	2,100	2,200
Brazil
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 18,708	$ 24,354